Note 10 - Commitments and Contingencies - Minimum Lease Payments for North American Transaction Solutions Segment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021	$ 230,660	$ 229,589
2022	231,764	230,660
2023	222,926	231,764
2024	129,250	222,926
2025		129,250
Total	986,858	1,044,189
Amount representing imputed interest	(218,882)	(242,596)
Total operating lease liability	767,977	801,593
Current portion of operating lease liability	(107,355)	(140,973)	$ (133,727)
Operating lease liability (net of current portion)	$ 660,622	$ 660,621	$ 247,259
Remaining term on Leases (Year)	4 years	4 years
Incremental borrowing rate	12.00%	12.00%